Non-Marketable Investments (Non-Marketable Debt Securities) (Details) - Level 3 - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2015	Dec. 31, 2015
Other Investments Not Readily Marketable [Roll Forward]
Balance as of December 31, 2014	$ 90	$ 90
Purchases, issuances, and settlements		934
Balance as of December 31, 2015		$ 1,024
SpaceX
Other Investments Not Readily Marketable [Roll Forward]
Purchases, issuances, and settlements	$ 900